EARNINGS (LOSS) PER COMMON SHARE - Weighted Average Number of Common Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
Earnings per share [abstract]
Number of shares issued (in shares)	548,000,000	508,000,000	508,000,000
Effect of shares issued (in shares)	0		1,000,000
Effect of shares issued on exercise of options (in shares)	2,000,000		3,000,000
Basic (in shares)	550,000,000		512,000,000
Dilutive effect of share options on issue (in shares)	0		2,000,000
Weighted average number of common shares at December 31 (diluted) (in shares)	550,000,000		514,000,000
Basic (loss) earnings per common share (in CAD per share)	$ (0.86)	$ 2.69	shares 2,690,000
Diluted (loss) earnings per common share (in CAD per share)	$ (0.86)	$ 2.68	shares 2,680,000